Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of transactions between related parties

ITAÚ UNIBANCO HOLDING	12/31/2024				12/31/2023
	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total
Assets
lnterbank investments	-	820	-	820	-	321	-	321
Loan operations	-	141	448	589	-	355	324	679
Securities and derivatives (asset and liability position)	527	373	3,211	4,111	1,307	317	3,096	4,720
Other assets	-	437	54	491	1	357	39	397
Total assets	527	1,771	3,713	6,011	1,308	1,350	3,459	6,117

Liabilities
Deposits	-	(129)	(1,157)	(1,286)	-	(92)	(1,306)	(1,398)
Deposits received under securities repurchase agreements	-	(279)	(71)	(350)	-	(119)	(75)	(194)
Funds from acceptances and issuance of securities	-	(29)	(146)	(175)	-	-	(82)	(82)
Other liabilities	(2)	(13)	(1,576)	(1,591)	(8)	(9)	(1,072)	(1,089)
Total Liabilities	(2)	(450)	(2,950)	(3,402)	(8)	(220)	(2,535)	(2,763)

ITAÚ UNIBANCO HOLDING	01/01 to 12/31/2024				01/01 to 12/31/2023				01/01 to 12/31/2022
	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total
Statement of lncome
lncome	156	91	914	1,161	173	48	629	850	166	51	969	1,186
Expenses	-	(74)	(482)	(556)	-	(20)	(298)	(318)	-	(7)	(187)	(194)
Other operating revenues / (expenses)	14	(167)	(839)	(992)	14	(81)	(196)	(263)	13	(98)	(60)	(145)
lncome	170	(150)	(407)	(387)	187	(53)	135	269	179	(54)	722	847

Schedule of compensation and benefits of key management personnel

	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Fees	(711)	(686)	(603)
Profit sharing	(321)	(275)	(255)
Post-employment benefits	(10)	(6)	(5)
Share-based payment plan	(229)	(179)	(142)
Total	(1,271)	(1,146)	(1,005)